UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
     (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2007

ITEM 1.           REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

 SM

Citi
Institutional Cash Reserves

SEMI-ANNUAL
REPORT

FEBRUARY 28, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)i increased a sharp 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, GDP growth was 2.5%.

          After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings and again in March 2007 after the reporting period ended. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “...the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

          During the reporting period, short- and long-term Treasury yields experienced periods of volatility. After peaking in late June 2006—with two- and 10-year Treasuries hitting 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. Yields then moved higher during much of the reporting period on the back of strong employment data and expectations that the Fed would not be lowering short-term interest rates in the near future. However, yields then fell sharply at the end of February, as economic data weakened and the stock market experienced its largest one day decline in more than five years. Overall, during the six months ended February 28, 2007, two-year Treasury yields moved from 4.79% to 4.65%. Over the same period, 10-year Treasury yields fell from 4.74% to 4.56%.

CitiSM Institutional Cash Reserves	I

The yields available from money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

Performance Review

As of February 28, 2007, the seven-day current yield for Class L shares of the CitiSM Institutional Cash Reserves was 5.18% and its seven-day effective yield, which reflects compounding, was 5.32%.1

          Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield would have been 5.08% and the seven-day effective yield would have been 5.22%.

          The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio.

CitiSM Institutional Cash Reserves Yields as of February 28, 2007 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Class L Shares	5.18%	5.32%

Class O Shares	5.23%	5.37%

Class S Shares	5.03%	5.16%

SVB Securities Horizon Shares	5.03%	5.16%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/investorservices.

Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current yield for Class L shares would have been 5.08% and the seven-day effective yield would have been 5.22%. Absent these reimbursements or waivers, the seven-day current yield for Class O shares would have been 4.56% and the seven-day effective yield would have been 4.70%. Absent these reimbursements or waivers, the seven-day current yield for Class S shares would have been 4.92% and the seven-day effective yield would have been 5.05%. Absent these reimbursements or waivers, the seven-day current yield for SVB Securities Horizon shares would have been 4.91% and the seven-day effective yield would have been 5.04%.

          An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	CitiSM Institutional Cash Reserves

Special Shareholder Notice

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various

CitiSM Institutional Cash Reserves	III

investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

          Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

          As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 16, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV	CitiSM Institutional Cash Reserves

Portfolio at a Glance (unaudited)

Prime Cash Reserves Portfolio

Investment Breakdown

As a Percent of Total Investments

February 28, 2007

Commercial Paper

s

   59.8%

   10.2%

   15.7%

   2.5%

   9.8%

0.0%

Time Deposits

Liquidity Notes

Medium-Term Notes

Master Notes

Promissory Notes

   2.0%

20.0%

40.0%

60.0%

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expenses Paid During the Period(4)

Class L	2.59%	$1,000.00	$1,025.90	0.20%	$1.00

Class O	2.62	1,000.00	1,026.20	0.15	0.75

Class S	2.52	1,000.00	1,025.20	0.35	1.76

SVB Securities Horizon Shares (“Class SVB”)	2.52	1,000.00	1,025.20	0.35	1.76

(1)	For the six months ended February 28, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	CitiSM Institutional Cash Reserves 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)

Class L	5.00%	$1,000.00	$1,023.80	0.20%	$1.00

Class O	5.00	1,000.00	1,024.05	0.15	0.75

Class S	5.00	1,000.00	1,023.06	0.35	1.76

SVB Securities Horizon Shares (“Class SVB”)	5.00	1,000.00	1,023.06	0.35	1.76

(1)	For the six months ended February 28, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	3

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments in Prime Cash Reserves Portfolio, at value	$6,183,553,612
Receivable from manager	63,328
Prepaid expenses	56,140

Total Assets	6,183,673,080

LIABILITIES:
Distributions payable	7,429,213
Distribution fees payable	167,227
Trustees’ fees payable	143,297
Payable for Fund shares repurchased	93,781
Investment management fee payable	66,517
Accrued expenses	83,325

Total Liabilities	7,983,360

Total Net Assets	$6,175,689,720

NET ASSETS:
Par value (Note 5)	$61,757
Paid-in capital in excess of par value	6,175,653,066
Undistributed net investment income	25,254
Accumulated net realized loss on investments	(50,357)

Total Net Assets	$6,175,689,720

Shares Outstanding:
Class L	443,802,737

Class O	4,795,223,502

Class S	482,706,044

Class SVB	453,982,540

Net Asset Value:
Class L	$1.00

Class O	$1.00

Class S	$1.00

Class SVB	$1.00

See Notes to Financial Statements.

4	CitiSM Institutional Cash Reserves 2007 Semi-Annual Report

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Income from Prime Cash Reserves Portfolio	$132,656,375
Allocated net expenses from Prime Cash Reserves Portfolio	(2,471,316)

Total Investment Income	130,185,059

EXPENSES:
Distribution fees (Notes 2 and 3)	12,096,475
Investment management fee (Note 2)	2,465,850
Trustees’ fees (Notes 2 and 10)	90,291
Restructuring fees (Note 10)	87,026
Legal fees	72,589
Transfer agent fees (Note 3)	64,813
Insurance	49,739
Shareholder reports (Note 3)	47,709
Registration fees	25,149
Audit and tax	10,458
Miscellaneous expenses	169,567

Total Expenses	15,179,666
Less: Fee waivers and/or expense reimbursements (Notes 2 and 10)	(12,804,366)

Net Expenses	2,375,300

Net Investment Income	127,809,759

Net Realized Loss on Investments From Prime Cash Reserves Portfolio	(5,097)

Increase in Net Assets From Operations	$127,804,662

See Notes to Financial Statements.

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	5

Statements of Changes in Net Assets

For the six months ended February 28, 2007 (unaudited)
and the year ended August 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$127,809,759	$199,147,387
Net realized loss	(5,097)	(31,691)

Increase in Net Assets From Operations	127,804,662	199,115,696

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(127,809,759)	(199,135,702)

Decrease in Net Assets From Distributions to Shareholders	(127,809,759)	(199,135,702)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	76,124,323,115	131,980,478,190
Reinvestment of distributions	77,930,121	101,946,976
Cost of shares repurchased	(74,452,908,543)	(131,708,442,365)

Increase in Net Assets From Fund Share Transactions	1,749,344,693	373,982,801

Increase in Net Assets	1,749,339,596	373,962,795
NET ASSETS:
Beginning of period	4,426,350,124	4,052,387,329

End of period*	$6,175,689,720	$4,426,350,124

*Includes undistributed net investment income of:	$25,254	$25,254

See Notes to Financial Statements.

6	CitiSM Institutional Cash Reserves 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Class L Shares	2007(1)		2006		2005		2004	2003	2002

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.026		0.044		0.024		0.010	0.012	0.020
Net realized loss	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	—	—	—

Total Income From Operations	0.026		0.044		0.024		0.010	0.012	0.020

Less Distributions From:
Net investment income	(0.026)		(0.044)		(0.024)		(0.010)	(0.012)	(0.020)

Total Distributions	(0.026)		(0.044)		(0.024)		(0.010)	(0.012)	(0.020)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(3)	2.59%		4.47%		2.44%		0.97%	1.24%	1.98%

Net Assets, End of Period (millions)	$444		$516		$579		$673	$867	$1,018

Ratios to Average Net Assets:
Gross expenses(4)	0.31	%(5)(6)	0.34%		0.34%		0.35%	0.42%	0.38%
Net expenses(4)(7)	0.21	(5)(6)(8)	0.20	(8)	0.20	(8)	0.20 (8)	0.20 (8)	0.25
Net investment income	5.17	(5)	4.37		2.40		0.96	1.24	1.90

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on June 3, 2002.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.30% and 0.20%, respectively (Note 10).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses of Class L shares will not exceed 0.20%.

See Notes to Financial Statements.

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	7

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Class O Shares	2007(1)		2006		2005		2004	2003(2)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.026		0.044		0.025		0.010	0.012
Net realized loss	(0.000	)(3)	(0.000	)(3)	(0.000	)(3)	—	—

Total Income From Operations	0.026		0.044		0.025		0.010	0.012

Less Distributions From:
Net investment income	(0.026)		(0.044)		(0.025)		(0.010)	(0.012)

Total Distributions	(0.026)		(0.044)		(0.025)		(0.010)	(0.012)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return(4)	2.62%		4.52%		2.49%		1.02%	1.22%

Net Assets, End of Period (millions)	$4,795		$3,084		$2,809		$2,896	$1,238

Ratios to Average Net Assets:
Gross expenses(5)	0.83	%(6)(7)	0.84%		0.84%		0.85%	0.93	%(6)
Net expenses(5)(8)(9)	0.16	(6)(7)	0.15		0.15		0.15	0.15	(6)
Net investment income	5.22	(6)	4.43		2.45		1.03	1.12	(6)

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	For the period September 10, 2002 (commencement of operations) to August 31, 2003.

(3)	Amount represents less than $0.001 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on September 10, 2002.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.15%, respectively (Note 10).

(8)	Reflects fee waivers and/or expense reimbursements.

(9)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses of Class O shares will not exceed 0.15%.

See Notes to Financial Statements.

8	CitiSM Institutional Cash Reserves 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Class S Shares	2007(1)		2006		2005		2004	2003	2002

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.025		0.042		0.023		0.008	0.011	0.018
Net realized loss	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	—	—	—

Total Income From Operations	0.025		0.042		0.023		0.008	0.011	0.018

Less Distributions From:
Net investment income	(0.025)		(0.042)		(0.023)		(0.008)	(0.011)	(0.018)

Total Distributions	(0.025)		(0.042)		(0.023)		(0.008)	(0.011)	(0.018)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(3)	2.52%		4.32%		2.29%		0.82%	1.09%	1.83%

Net Assets, End of Period (millions)	$483		$380		$482		$475	$289	$207

Ratios to Average Net Assets:
Gross expenses(4)	0.47	%(5)(6)	0.49%		0.49%		0.50%	0.57%	0.53%
Net expenses(4)(7)	0.36	(5)(6)(8)	0.35	(8)	0.35	(8)	0.35 (8)	0.35 (8)	0.40
Net investment income	5.02	(5)	4.16		2.29		0.82	1.04	1.75

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on June 3, 2002.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.46% and 0.35%, respectively (Note 10).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses of Class S shares will not exceed 0.35%.

See Notes to Financial Statements.

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	9

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Class SVB Shares	2007(1)		2006		2005		2004	2003	2002

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income (Loss) From Operations:
Net investment income	0.025		0.043		0.023		0.009	0.008	0.010
Net realized loss	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	—	—	—

Total Income From Operations	0.025		0.043		0.023		0.009	0.008	0.010

Less Distributions From:
Net investment income	(0.025)		(0.043)		(0.023)		(0.009)	(0.008)	(0.010)

Total Distributions	(0.025)		(0.043)		(0.023)		(0.009)	(0.008)	(0.010)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(3)	2.52%		4.35%		2.34%		0.87%	0.75%	1.02%

Net Assets, End of Period (000s)	$453,980		$446,632		$183,230		$107,426	$118,150	$9

Ratios to Average Net Assets:
Gross expenses(4)	0.48	%(5)(6)	0.51%		0.51%		0.52%	0.59%	1.33%
Net expenses(4)(7)	0.36	(5)(6)(8)	0.32	(8)	0.30	(8)	0.30 (8)	0.42	1.20
Net investment income	5.02	(5)	4.42		2.37		0.88	0.81	0.95

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses beginning on June 3, 2002.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.47% and 0.35%, respectively (Note 10).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses of Class SVB shares will not exceed 0.35% for the period ended February 28, 2007 and the year ended August 31, 2006 and 0.30% for the years ended August 31, 2005 and 2004.

See Notes to Financial Statements.

10	CitiSM Institutional Cash Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

CitiSM Institutional Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a management investment company that has the same investment objective as the Fund.

          Effective as of close of business, April 13, 2007, the Fund is a separate diversified series of Legg Mason Partners Institutional Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act as an open-end management investment company.

          The Fund offers Class L, Class O, Class S and Class SVB Securities Horizon Shares (“Class SVB Shares”). Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated.

          The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment reflects the Fund’s proportionate interest (81.3% at February 28, 2007) in the net assets of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

          (b) Investment Income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

          (c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

          (d) Method of Allocation. All the net investment income and realized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

          (e) Class Accounting. Investment income, common expenses and realized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	11

Notes to Financial Statements (unaudited) (continued)

          (f) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared as of 5:00 p.m. Eastern Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

          (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under investment management agreements, the Fund and the Portfolio pay investment management fees calculated daily and paid monthly at an annual rate of 0.10% and 0.10% of the Fund’s and the Portfolio’s average daily net assets, respectively.

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund and the Portfolio.

          During the six months ended February 28, 2007, the Fund had voluntary expense limitations in place of 0.20%, 0.15%, 0.35% and 0.35% for Class L, Class O, Class S and Class SVB shares, respectively.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $1,660,543. In addition, during the period ended February 28, 2007, the Fund was reimbursed for expenses amounting to $63,328.

          Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

          During the six months ended February 28, 2007, LMIS waived a portion of their distribution fee in the amount of $11,080,495.

          The Trust pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Fund from Legg Mason or its affiliates.

          During a special meeting in June 2006, the Fund’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future

12	CitiSM Institutional Cash Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Trustees and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Fund) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Fund’s allocable share of benefits under this amendment are $76,142.

          Under the previous Retirement Plan (the “Plan”), all Trustees who were not “Interested Persons” of the Fund, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Fund or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to the terms of the amended plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class L, Class O, Class S and Class SVB shares calculated at the annual rate of 0.10%, 0.60%, 0.25% and 0.27% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2007, class specific expenses were as follows:

	Distribution	Transfer	Shareholder
	Fees*	Agent Fees	Reports Expenses

Class L	$234,107	$13,696	$17,853
Class O	10,693,678	32,577	16,693
Class S	560,761	16,379	7,444
Class SVB Shares	607,929	2,161	5,719

Total	$12,096,475	$64,813	$47,709

*

Amounts shown are exclusive of waivers. For the six months ended February 28, 2007 the distribution fee waived amounted to $117,053 for Class L, $10,693,678 for Class O, $112,152 for Class S and $157,612 for Class SVB Shares. Such waivers are voluntary and may be reduced or terminated at any time.

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	13

Notes to Financial Statements (unaudited) (continued)

4.	Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	February 28, 2007	August 31, 2006

Net Investment Income:
Class L	$12,112,889	$29,453,802
Class O	93,114,961	139,693,306
Class S	11,269,717	16,973,821
Class SVB	11,312,192	13,014,773

Total	$127,809,759	$199,135,702

5.	Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (par value $.00001 per share). Transactions in shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	February 28, 2007	August 31, 2006

Class L
Shares sold	5,466,079,770	13,800,949,352
Shares issued on reinvestment	2,275,814	5,144,749
Shares repurchased	(5,540,989,491)	(13,868,180,885)

Net Decrease	(72,633,907)	(62,086,784)

Class O
Shares sold	68,961,659,919	115,378,992,191
Shares issued on reinvestment	55,544,897	74,463,775
Shares repurchased	(67,305,676,344)	(115,178,565,240)

Net Increase	1,711,528,472	274,890,726

Class S
Shares sold	1,279,468,364	1,776,792,908
Shares issued on reinvestment	8,797,133	9,323,133
Shares repurchased	(1,185,164,063)	(1,888,341,152)

Net Increase (Decrease)	103,101,434	(102,225,111)

Class SVB
Shares sold	417,115,062	1,023,743,739
Shares issued on reinvestment	11,312,277	13,015,319
Shares repurchased	(421,078,645)	(773,355,088)

Net Increase	7,348,694	263,403,970

          Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

14	CitiSM Institutional Cash Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Capital Loss Carryforward

As of August 31, 2006, the Fund had net capital loss carryforwards of approximately $19,198 all of which expires on August 31, 2014. This amount will be available to offset any future taxable capital gains.

7.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	15

Notes to Financial Statements (unaudited) (continued)

          On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

          This Fund is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described as in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

9.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”), that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the por-

16	CitiSM Institutional Cash Reserves 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

tion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

10.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, are not subject to the expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

11.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes–an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

CitiSM Institutional Cash Reserves 2007 Semi-Annual Report	17

Additional Shareholder Information (unaudited)

Results of Special Meetings of Shareholders

On December 11, 2006, a Special Meeting of Shareholders was held to vote at a Trust level on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Board Members and (2) Agreement and Plan of Reorganization.

1.	Election of Board Members†

Nominees	Votes For	Authority Withheld	Abstentions

Elliot J. Berv	11,371,577,703.044	110,780,281.850	0.000
A. Benton Cocanougher	11,371,577,703.044	110,780,281.850	0.000
Jane F. Dasher	11,371,577,703.044	110,780,281.850	0.000
Mark T. Finn	11,371,577,703.044	110,780,281.850	0.000
Rainer Greeven	11,371,577,703.044	110,780,281.850	0.000
Stephen Randolph Gross	11,371,577,703.044	110,780,281.850	0.000
Richard E. Hanson, Jr.	11,371,577,703.044	110,780,281.850	0.000
Diana R. Harrington	11,371,577,703.044	110,780,281.850	0.000
Susan M. Heilbron	11,371,577,703.044	110,780,281.850	0.000
Susan B. Kerley	11,371,577,703.044	110,780,281.850	0.000
Alan G. Merten	11,371,577,703.044	110,780,281.850	0.000
R. Richardson Pettit	11,371,577,703.044	110,780,281.850	0.000
R. Jay Gerken, CFA	11,371,577,703.044	110,780,281.850	0.000

†Board Members are elected by the shareholders of all of the series of the Trust, of which the Fund is a series.

2.	Agreement and Plan of Reorganization

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Reorganize as Series of a Maryland Business Trust	7,194,606,188.767	13,519,014.610	129,738,878.517	4,144,493,903.000

          On January 12, 2007, a Special Meeting of Shareholders was held to vote at a Fund level on various proposals recently approved by the Fund’s Board Members. The following table provides the number of votes cast for, against, as well as the number of abstentions and broker non-votes as to the following proposal:

Revise Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes

Borrowing Money	2,211,317,955.680	8,157,312.530	65,927,846.300	106,171,009.000
Underwriting	2,211,331,596.110	8,143,672.100	65,927,846.300	106,171,009.000
Lending	2,211,317,955.680	8,157,312.530	65,927,846.300	106,171,009.000
Issuing Senior Securities	1,713,175,148.080	506,300,120.130	65,927,846.300	106,171,009.000
Real Estate	1,713,175,148.080	506,300,120.130	65,927,846.300	106,171,009.000
Commodities	1,713,175,148.080	506,300,120.130	65,927,846.300	106,171,009.000

18	CitiSM Institutional Cash Reserves

Schedule of Investments (February 28, 2007) (unaudited)

PRIME CASH RESERVES PORTFOLIOhedule of Investments (February 28, 2007) (unaudited)

Face Amount	Security	Value

SHORT-TERM INVESTMENTS —- 99.9%
Commercial Paper — 59.7%
	Amstel Funding Corp.:
$50,000,000	5.302% due 3/28/07 (a)(b)	$49,806,125
50,000,000	5.291% due 4/17/07 (a)(b)	49,661,208
	Anglesea Funding:
73,000,000	5.331% due 6/6/07 (a)	71,967,354
60,000,000	5.343% due 6/26/07 (a)	58,981,125
60,000,000	5.361% due 8/6/07 (a)	58,625,400
55,832,000	Atlantis One Funding Corp., 5.346% due 3/28/07 (a)	55,611,324
60,000,000	Atomium Funding Corp., 5.323% due 5/11/07 (a)	59,378,158
50,000,000	Bank of Ireland, 5.275% due 5/8/07 (a)	49,512,667
	Barclays Bank PLC:
60,000,000	5.330% due 3/26/07 (a)	59,780,833
60,000,000	5.330% due 3/27/07 (a)	59,772,067
60,000,000	5.321% due 3/30/07 (a)	59,746,250
	Bear Stearns Co.:
50,000,000	5.393% due 3/1/07 (c)	50,000,000
75,000,000	5.341% due 4/20/07 (a)	74,457,292
	Beethoven Funding Corp.:
70,000,000	5.341% due 3/14/07 (a)	69,866,533
66,866,000	5.341% due 3/15/07 (a)(b)	66,728,962
	Carrera Capital Financial Ltd.:
33,400,000	5.332% due 3/12/07 (a)(b)	33,346,421
64,000,000	5.329% due 4/27/07 (a)(b)	63,466,987
	Chesham Finance LLC:
60,000,000	5.332% due 3/1/07 (a)(b)	60,000,000
50,000,000	5.320% - 5.361% due 4/12/07 (a)(b)	49,695,500
60,000,000	5.287% due 8/28/07 (a)	58,455,000
	Cheyne Finance LLC:
70,000,000	5.337% due 3/20/07 (a)(b)	69,806,042
50,000,000	5.331% due 4/3/07 (a)(b)	49,762,125
50,000,000	5.302% due 4/23/07 (a)(b)	49,612,806
48,000,000	5.330% due 5/3/07 (a)(b)	47,558,160
	Cobbler Funding LLC:
55,000,000	5.407% due 3/20/07 (a)	54,847,314
46,533,000	5.353% due 7/19/07 (a)	45,593,809
50,000,000	East-Fleet Finance LLC, 5.302% due 3/14/07 (a)(b)	49,904,486
	Ebbets PLC:
60,000,000	5.339% due 3/30/07 (a)(b)	59,745,767
50,000,000	5.343% due 4/17/07 (a)(b)	49,657,292
60,000,000	5.330% due 5/2/07 (a)(b)	59,456,467
33,100,000	5.303% due 9/4/07 (a)(b)	32,212,810
	Ebury Finance Ltd.:
50,000,000	5.382% due 3/19/07 (a)(b)	49,869,000
44,000,000	5.341% due 4/17/07 (a)	43,698,417
55,000,000	5.352% due 8/2/07 (a)(b)	53,771,850

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	19

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 59.7% (continued)
$27,931,000	Edison Asset Securitization LLC, 5.291% due 3/30/07 (a)	$27,814,000
	Ford Credit Floorplan Motown:
61,900,000	5.362% due 5/29/07 (a)	61,090,469
	Master Owner Trust, Motown Notes:
35,000,000	Series 2002-1, 5.375% due 5/18/07 (a)	34,598,083
75,000,000	Series 2002-1A, 5.363% due 3/23/07 (a)	74,757,542
	Greyhawk Capital Corp.:
50,000,000	5.325% due 3/14/07 (a)	49,905,208
38,902,000	5.334% due 3/16/07 (a)	38,817,226
60,000,000	5.320% due 3/29/07 (a)	59,758,267
	Hudson Thames Capital Ltd.:
23,782,000	5.340% due 3/28/07 (a)	23,688,180
25,144,000	5.324% due 5/14/07 (a)(b)	24,872,654
50,000,000	ING U.S. Funding LLC, 5.296% due 4/4/07 (a)	49,754,444
75,252,000	Ivory Funding Corp., 5.332% due 3/15/07 (a)	75,097,775
60,000,000	K2 USA LLC, 5.327% due 4/30/07 (a)(b)	59,481,000
	Kaiserplatz Delaware:
50,155,000	5.321% due 3/6/07 (a)	50,118,429
50,000,000	5.344% due 3/16/07 (a)	49,890,208
66,635,000	5.326% due 5/14/07 (a)	65,915,213
60,000,000	Kestrel Funding PLC, 5.333% due 3/1/07 (a)(b)	60,000,000
50,000,000	Lexington Parker Capital Corp., 5.302% due 4/12/07 (a)	49,696,667
48,500,000	Macquarie Bank Ltd., 5.335% due 6/8/07 (a)	47,800,448
	Mica Funding LLC:
51,310,000	5.320% due 4/16/07 (a)(b)	50,965,140
50,000,000	5.361% due 8/9/07 (a)(b)	48,832,750
60,584,000	5.330% due 8/15/07 (a)(b)	59,122,579
	Morrigan TRR Funding LLC:
60,000,000	5.342% due 3/2/07 (a)(b)	59,991,217
80,000,000	5.321% due 3/14/07 (a)(b)	79,846,600
50,000,000	5.320% due 5/4/07 (a)(b)	49,539,555
60,000,000	5.329% due 8/28/07 (a)(b)	58,443,000
50,000,000	Natexis Banques Populaires U.S., 5.266% due 6/6/07 (a)	49,312,243
	New Center Asset Trust:
60,000,000	5.336% due 3/8/07 (a)	59,938,633
50,000,000	5.349% due 3/20/07 (a)	49,862,514
	North Sea Funding LLC:
85,000,000	5.340% due 3/15/07 (a)(b)	84,825,797
45,751,000	5.319% due 4/30/07 (a)(b)	45,350,679
50,000,000	Nyala Funding LLC, 5.340% due 5/15/07 (a)	49,458,333
	Orion Financial LLC:
35,000,000	5.328% due 3/1/07 (a)(b)	35,000,000
45,000,000	5.380% due 5/23/07 (a)(b)	44,459,255
40,000,000	5.333% due 6/13/07 (a)(b)	39,394,489
50,000,000	Paradigm Funding LLC, 5.370% due 3/26/07 (a)	49,817,708
26,875,000	Polonius Inc., 5.351% due 4/23/07 (a)	26,667,279

See Notes to Financial Statements.

20	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 59.7% (continued)
	Premier Asset Collateralized Entity LLC:
$100,000,000	5.335% due 5/15/07 (b)(c)	$100,000,000
100,000,000	5.350% due 1/25/08 (b)(c)	99,990,959
80,000,000	Prudential PLC, 5.346% due 5/22/07 (a)	79,052,444
50,000,000	Silver Tower U.S. Funding, 5.396% due 4/27/07 (a)	49,584,375
60,000,000	Solitaire Funding LLC, 5.330% due 3/14/07 (a)	59,886,033
100,000,000	Tango Finance Corp., 5.323% due 6/21/07 (b)(c)	99,996,931
	Tasman Funding Inc.:
55,576,000	5.302% due 3/26/07 (a)	55,372,221
70,000,000	5.328% due 3/30/07 (a)	69,703,394
35,221,000	5.358% due 7/9/07 (a)	34,554,540
60,000,000	UBS Finance Delaware LLC, 5.270% due 7/30/07 (a)	58,702,658
	Westpac Banking Corp.:
60,000,000	5.300% due 7/9/07 (a)	58,873,333
60,000,000	5.335% due 7/11/07 (a)	58,851,600

	Total Commercial Paper	4,542,807,623

Liquidity Notes — 10.2%
24,045,000	Albis Capital Corp., 5.359% due 3/2/07 (a)	24,041,467
230,966,000	Foxboro Funding Ltd., 5.361% - 5.371% due 3/1/07 (a)(b)	230,966,000
	Mint II LLC:
53,000,000	5.400% due 3/29/07 (a)(b)	52,782,759
30,000,000	5.364% due 3/30/07 (a)(b)	29,872,641
50,000,000	5.326% due 4/26/07 (a)(b)	49,590,111
50,000,000	5.343% due 5/30/07 (a)(b)	49,342,500
60,000,000	5.394%, 5.355% due 6/28/07 (a)(b)	58,956,767
114,893,000	Park Granada LLC, 5.305% - 5.311% due 3/30/07 (a)	114,405,949
	Park Sienna LLC:
50,825,000	5.367% due 4/9/07 (a)	50,534,281
63,000,000	5.332% due 5/3/07 (a)	62,422,290
50,000,000	Windsor Funding Trust, 5.357% due 3/23/07 (a)(b)	49,838,514

	Total Liquidity Notes	772,753,279

Master Notes — 2.5%
	Morgan Stanley Master Note:
164,000,000	5.483% due 3/1/07	164,000,000
30,000,000	5.513% due 3/1/07	30,000,000

	Total Master Notes	194,000,000

Medium-Term Notes — 9.8%
50,000,000	Cheyne Finance LLC, 5.320% due 3/26/07 (b)(c)	49,999,309
100,000,000	K2 USA LLC, Medium-Term Notes, 5.325% due 8/15/07 (b)(c)	99,995,425
130,000,000	Links Finance LLC, 5.328% due 9/20/07 (b)(c)	129,994,577
50,000,000	Sigma Finance Inc., 5.337% due 6/29/07 (a)(b)	49,130,000
	Stanfield Victoria Finance Ltd.:
60,000,000	5.334% due 3/15/07 (a)(b)	59,878,667
100,000,000	Medium-Term Note, 5.320% due 5/15/07 (b)(c)	99,996,943

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	21

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Face Amount	Security	Value

Medium-Term Notes — 9.8% (continued)
	Whistlejacket Capital Ltd.:
$30,000,000	5.320% due 6/12/07 (b)(c)	$29,998,341
50,000,000	5.315% due 7/25/07 (b)(c)	49,996,000
	White Pine Finance LLC:
82,907,000	5.314% due 3/29/07 (a)(b)	82,566,529
50,000,000	5.310% due 4/3/07 (b)(c)	49,999,109
42,000,000	5.320% due 9/12/07 (b)(c)	41,995,512

	Total Medium-Term Notes	743,550,412

Promissory Notes — 2.0%
	Goldman Sachs Group LP:
75,000,000	5.450% due 5/21/07	75,000,000
75,000,000	5.340% due 8/13/07	75,000,000

	Total Promissory Notes	150,000,000

Time Deposits — 15.7%
100,000,000	Calyon Grand Cayman, 5.350% due 3/1/07	100,000,000
281,044,000	JPMorgan Chase Bank Grand Cayman, 5.250% due 3/1/07	281,044,000
270,000,000	Key Bank USA NA, 5.375% due 3/1/07	270,000,000
270,000,000	SunTrust Grand Cayman Inc., 5.375% due 3/1/07	270,000,000
275,000,000	Wells Fargo Bank Grand Cayman, 5.250% due 3/1/07	275,000,000

	Total Time Deposits	1,196,044,000

	TOTAL INVESTMENTS — 99.9% (Cost — $7,599,155,314#)	7,599,155,314
	Other Assets in Excess of Liabilities — 0.1%	6,465,196

	TOTAL NET ASSETS — 100.0%	$7,605,620,510

(a)	Rate shown represents yield-to-maturity.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Prime Cash Reserves Portfolio

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$7,599,155,314
Cash	648
Receivable from manager	93,422
Interest receivable	7,193,079

Total Assets	7,606,442,463

LIABILITIES:
Investment management fee payable	523,270
Trustees’ fees payable	215,049
Accrued expenses	83,634

Total Liabilities	821,953

Total Net Assets	$7,605,620,510

REPRESENTED BY:
Paid-in capital	$7,605,620,510

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	23

Prime Cash Reserves Portfolio

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Interest (Note 1)	$180,141,321

EXPENSES:
Investment management fee (Note 2)	3,356,043
Trustees’ fees (Notes 2 and 6)	130,540
Legal fees	87,123
Custody fees	24,410
Audit and tax	14,450
Miscellaneous expenses	22,479

Total Expenses	3,635,045
Less: Fee waivers and/or expense reimbursements (Notes 2 and 6)	(278,719)
Fees paid indirectly (Note 1)	(423)

Net Expenses	3,355,903

Net Investment Income	176,785,418

Net Realized Loss on Investments	(7,412)

Increase in Net Assets From Operations	$176,778,006

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Prime Cash Reserves Portfolio

Statements of Changes in Net Assets
For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006
	2007	2006

OPERATIONS:
Net investment income	$176,785,418	$267,545,655
Net realized loss	(7,412)	(42,465)

Increase in Net Assets From Operations	176,778,006	267,503,190

CAPITAL TRANSACTIONS:
Proceeds from contributions	15,258,702,958	28,986,057,153
Value of withdrawals	(14,750,400,188)	(27,539,527,749)

Increase in Net Assets From Capital Transactions	508,302,770	1,446,529,404

Increase in Net Assets	685,080,776	1,714,032,594

NET ASSETS:
Beginning of period	6,920,539,734	5,206,507,140

End of period	$7,605,620,510	$6,920,539,734

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	25

Prime Cash Reserves Portfolio

Financial Highlights
For the years ended August 31, unless otherwise noted:

	2007(1)		2006	2005	2004	2003	2002(2)

Net Assets,
End of Period (millions)	$7,606		$6,921	$5,207	$4,522	$2,686	$1,226

Total Return(3)	2.68%		4.57%	2.54%	1.07%	1.33%	2.08%

Ratios to Average Net Assets:
Gross expenses	0.11	%(4) †	0.11%	0.12%	0.13%	0.19%	0.20	% (4)
Net expenses(5)(6)	0.10	(4)(7) †	0.10 (7)	0.10 (7)	0.10 (7)	0.11	0.15
Net investment income	5.27	(4)	4.49	2.53	1.08	1.27	1.77	(4)

(1)	For the six months ended February 28, 2007 (unaudited).

(2)	For the period June 3, 2002 (commencement of operations) to August 31, 2002.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	Reflects fee waivers and/or expense reimbursements.

(6)	There was no impact to the expense ratio as a result of fees paid indirectly.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets other than interest, brokerage, taxes and extraordinary expenses, of the Portfolio will not exceed 0.10%.

†

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed (Note 6).

See Notes to Financial Statements.

26	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the “Trust”). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the Commonwealth of Massachusetts. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2007, all investors in the Portfolio were funds advised by the manager of the Fund and/or its affiliates.

          Effective as of close of business, April 13, 2007, the Portfolio is a separate diversified series of Master Portfolio Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Interest Income and Expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (d) Income Taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Portfolio pays investment management fees calculated daily and paid monthly at an annual rate of 0.10% of the Portfolio’s average daily net assets.

          LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

          During the six months ended February 28, 2007, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2007, LMPFA waived a portion of its fee in the amount of $185,297. In addition, during the period ended February 28, 2007, the Portfolio was reimbursed for expenses amounting to $93,422.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with LMPFA, all of whom receive remuneration for their services to the Portfolio from Legg Mason or its affiliates.

          During a special meeting in June 2006, the Portfolio’s Board approved a number of initiatives to streamline and restructure the fund complex. In that connection the Board voted to establish a mandatory retirement age of 75 for current Trustees, and 72 for all future Trustees and to allow current Trustees to elect to retire as of the date which Trustees elected in accordance with the Joint Proxy Statement commence service as Trustees of the realigned and consolidated Board (the “Effective Date”).

          On July 10, 2006, the Board also voted to amend its retirement plans to provide for the payment of certain benefits (in lieu of any other retirement payments under the plans) to Trustees who have not elected to retire as of the Effective Date. Under the amended plan, Trustees electing to receive benefits under the amendments must waive all rights under the plan prior to amendment. Each fund overseen by the Board (including the Portfolio) will pay a pro rata share (based upon asset size) of such benefits. As of February 28, 2007, the Portfolio’s allocable share of benefits under this amendment are $114,617.

          Under the previous Retirement Plan (“the “Plan”), all Trustees who were not “Interested Persons” of the Portfolio, within the meaning of the 1940 Act, were required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attained age 75. Trustees were able to retire under the Plan before attaining the mandatory retirement age. Trustees who had served as Trustee of the Portfolio or any of the investment companies associated with LMPFA for at least ten years when they retired were eligible to receive the maximum retirement benefit under the previous Plan, subject to terms of the amended Plans. The maximum retirement benefit was an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts owed under the Plan were

28	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

paid in installment or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan.

          Certain officers and one Trustee of the Portfolio are employees of Legg Mason or its affiliates and do not receive compensation from the Portfolio.

3.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGM”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

          On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Board selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, the Portfolio’s manager does not believe that this matter will have a material adverse effect on the Portfolio.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

4.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described as in Note 3. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Portfolio’s management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Portfolio or the ability of the Portfolio’s manager and its affiliates to continue to render services to the Portfolio under their respective contracts.

5.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management Inc (“SBAM”) that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments

30	Prime Cash Reserves Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

          Although there can be no assurance, the Portfolio’s manager believes that this matter is not likely to have a material adverse effect on the Portfolio.

6.	Special Investor Meeting and Reorganization

Investors of the Portfolio approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Portfolio will be recognized in the period during which the expense is incurred. Such expenses include obtaining investor votes for proposals relating to the initiatives noted above, the election of board members and the retirement of board members. The portions of these costs borne by the Portfolio and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

7.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Portfolio has determined that adopting FIN 48 will not have a material impact on the Portfolio’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Prime Cash Reserves Portfolio 2007 Semi-Annual Report	31

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CitiSM Institutional Cash Reserves

TRUSTEES
Elliot J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
    Chairman
Rainer Greeven
Stephen Randolph Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
(OF PRIME CASH
RESERVES PORTFOLIO)
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
Western Asset Management Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

TRANSFER AGENTS
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

CUSTODIAN
State Street Bank and Trust Company

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, NY 10154

CitiSM Institutional Cash Reserves

The Fund is a separate investment fund of Legg Mason Partners Institutional Trust, a Maryland business trust.

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

This report is submitted
for the general information
of the shareholders of Citi
Institutional Cash Reserves.

©2007 Legg Mason
Investor Services, LLC
Member NASD, SIPC

CFS/INS.CR/207     SR07-310

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	May 4, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	May 4, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date:	May 4, 2007